Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	149,141,000	136,335,000
Common stock, shares outstanding	149,141,000	136,335,000
MPT Operating Partnership, L.P.
General partner, units issued	1,486,000	1,357,000
General partner, units outstanding	1,486,000	1,357,000
MPT Operating Partnership, L.P. | Common Units
Limited Partners, units issued	147,655,000	134,978,000
Limited Partners, units outstanding	147,655,000	134,978,000
MPT Operating Partnership, L.P. | Ltip Units
Limited Partners, units issued	221,000	221,000
Limited Partners, units outstanding	221,000	221,000